Investments - Collateral Dependent Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commercial real estate mortgage loans | Insurance Solutions
Investments
Financing Receivable, Collateral Dependent Loans	$ 12,112	$ 10,799	$ 3,998